Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Provision for labor, tax and civil risk	R$ 0	R$ 13,551	R$ 12,583
Allowance for doubtful accounts	6,807	4,781	2,160
Tax losses and negative basis of social contribution tax	0	8,059	13,039
Provision for compensation or renegotiation from acquisitions	38,422	34,908	52,837
Goodwill impairment	33,059	33,059	33,059
Customer portfolio and platform	31,986	16,154	901
Other temporary differences	8,386	8,244	3,975
Total deferred tax assets	118,660	118,756	118,554
Deferred Tax liabilities
Goodwill	(26,785)	(26,785)	(26,785)
Other temporary differences	(14,571)	0	0
Total deferred tax liabilities	(41,356)	(26,785)	(26,785)
Net deferred tax	77,304	91,971	91,769
Deferred taxes – assets	118,660	91,971	91,769
Deferred taxes – liabilities	R$ (41,356)	R$ 0	R$ 0